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[LOGO]                                                                 GE Funds

                         Supplement Dated March 31, 2000
                      To Prospectus Dated January 29, 2000

When the GE Mid-Cap Value Equity Fund, GE Europe Equity Fund, GE Emerging Markets Fund (together, the "Equity Funds") and GE High Yield Fund were launched in January 1999, GE Asset Management agreed to reduce its investment management fee for the first year of operations. Effective April 14, 2000, the 0.15% investment management fee reduction for the Equity Funds and the 0.10% reduction for the GE High Yield Fund, each referenced in the footnote to the Investment Management Fee table on page 60 of the Prospectus, will be eliminated. As a result, the Annual Fund Operating Expense Table with respect to the Funds appearing on pages 44 and 45 of the Prospectus is amended and restated as follows:



Annual Fund Operating Expenses
(as a percentage of average net assets)

                               GE Mid-Cap           GE Europe           GE Emerging          GE High
Management Fees:**          Value Equity Fund      Equity Fund         Markets Fund         Yield Fund
All Classes                       0.80%               1.05%                1.20%               0.60%
Distribution and
  Service (12b-1) Fees:
Class A                           0.25%               0.25%                0.25%               0.25%
Class B                           1.00%               1.00%                1.00%               1.00%
Class C                           1.00%               1.00%                1.00%               1.00%
Class Y                           None                None                 None                None
Other Expenses:***
All Classes                       0.49%               0.61%                0.45%               0.31%

Total Annual Fund
  Operating Expenses:
Class A                           1.54%               1.91%                1.90%               1.16%
Class B                           2.29%               2.66%                2.65%               1.91%
Class C++                         2.29%               2.66%                2.65%               1.91%
Class Y                           1.29%               1.66%                1.65%               0.91%
Waiver and/or
  Reimbursement:                  0.24%               0.31%                0.15%               0.11%

Net Annual Fund
  Operating Expenses:+
Class A                           1.30%               1.60%                1.75%               1.05%
Class B                           2.05%               2.35%                2.50%               1.80%
Class C++                         2.05%               2.35%                2.50%               1.80%
Class Y                           1.05%               1.35%                1.50%               0.80%



** The nature of the services provided to, and the advisory and administration fees paid by, each Fund are described under "About the Investment Adviser."

*** "Other expenses" includes fees for shareholder services other than those borne by a Fund (under a shareholder servicing and distribution plan or an advisory and administration agreement adopted by the GE Funds). Such fees include custodial fees, legal and accounting fees, printing costs and registration fees.

+ The fee table reflects contractual arrangements with GE Asset Management to limit "Other Expenses" of each class of each Fund on an annualized basis through January 28, 2001.

++ Expenses for Class C shares are based on estimated amounts to be charged in the first year of operations.

The following amends and restates relevant portions of the Impact of Fund Expenses Table on pages 46 and 47 of the Prospectus:

The Impact of Fund Expenses                 You would pay the following expenses on a $10,000 investment,
                                    assuming redemption                         assuming no redemption
                          Year 1     Year 3    Year 5    Year 10      Year 1    Year 3     Year 5    Year 10
GE Mid-Cap        Class A   $700     $1,011    $1,345     $2,285        $700    $1,011     $1,345     $2,285
Value Fund        Class B    608        892     1,203      2,246         208       692      1,203      2,246
                  Class C    308        692     1,203      2,607         208       692      1,203      2,607
                  Class Y    107        385       685      1,535         107       385        685      1,535

GE Europe         Class A   $728     $1,112    $1,520     $2,656        $728    $1,112     $1,520     $2,656
Equity Fund       Class B    638        997     1,382      2,622         238       797      1,382      2,622
                  Class C    338        797     1,382      2,970         238       797      1,382      2,970
                  Class Y    137        493       873      1,939         137       493        873      1,939

GE Emerging       Class A   $743     $1,124    $1,529     $2,658        $743    $1,124     $1,529     $2,658
Markets Fund      Class B    653      1,009     1,392      2,624         253       809      1,392      2,624
                  Class C    353        809     1,392      2,972         253       809      1,392      2,972
                  Class Y    153        506       883      1,942         153       506        883      1,942

GE High Yield     Class A   $528       $767    $1,026     $1,765        $528      $767     $1,026     $1,765
Fund              Class B    483        789     1,021      1,849         183       589      1,021      1,849
                  Class C    283        589     1,021      2,224         183       589      1,021      2,224
                  Class Y     82        279       493      1,109          82       279        493      1,109


                                                                      GEF-PRO-36